Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Short-term debt	$ 31,525	$ 37,539	$ 43,098
Senior unsecured debt other than TLAC	20,109	21,632	23,328
of which: issued by UBS AG with original maturity greater than one year	20,099	21,619	23,307
Covered bonds	0	1,351	1,389
Subordinated debt	5,008	5,056	5,163
of which: low-trigger loss-absorbing tier 2 capital instruments	2,471	2,507	2,596
of which: non-Basel III-compliant tier 2 capital instruments	538	543	547
Debt issued through the Swiss central mortgage institutions	9,177	9,435	9,454
Long-term debt	34,294	37,474	39,334
Total debt issued measured at amortized cost	$ 65,820	$ 75,013	$ 82,432
Unsecured portion of senior fixed-rate bonds issued by UBS AG with maturity greater than one year	100.00%	100.00%	100.00%